Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$383	$463
Bank deposits	7,877	10,575
	8,260	11,038
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$10,179	$6,144
Negotiable certificate of deposit	7,950	7,600
Time deposits	2,436	2,863
	20,565	16,607
	$28,825	$27,645

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2017	2018
Bank deposits	0.00%-0.70%	0.00%-0.50%
Commercial paper	0.32%-0.40%	0.47%-0.57%
Negotiable certificate of deposit	0.40%-0.50%	0.55%-0.60%
Time deposits	0.52%-4.40%	0.09%-4.40%